Changes in Non-Cash Working Capital Items	12 Months Ended
Dec. 31, 2014
Changes in non-cash working capital items [Abstract]
Cash Flow Operating Capital [Text Block]

22. Changes in Non-Cash Working Capital Items

The following table outlines changes in non-cash working capital items:

		December 31
	2014	2013

Accounts receivable	$13,086	$9,704
Prepaid expenses	(2,128)	3,876
Accounts payable	(41,846)	(8,886)
Accrued charges	7,718	5,049
Income taxes recoverable and payable	4,770	459
Deferred revenues	(857)	(1,822)
Effect of foreign currency translation adjustments and other non-cash changes	(1,420)	3,150
	$(20,677)	$11,530